ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Movement of provision (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement of provision
Accrued warranty-beginning of year	¥ 33,812,290	¥ 47,788,122	¥ 59,195,896
Accrual for warranties issued during the year	23,248,155	20,355,810	35,181,557
Warranty claims paid	(30,051,582)	(23,894,070)	(22,554,689)
Pre-existing warranty expired	(1,683,024)	(10,437,572)	(24,034,642)
Accrued warranty-end of year	¥ 25,325,839	¥ 33,812,290	¥ 47,788,122